Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CORE OPPORTUNITIES FUND, INC.
Entity Central Index Key	0001090504
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000088731
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Advisor Class
Trading Symbol	ADGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$92	0.86%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges. The Fund’s results reflected a combination of positive sector allocation decisions, which contributed to relative performance, and stock selection challenges, which offset much of that benefit. Throughout the year, the Fund experienced periods of both outperformance and underperformance versus the benchmark, driven by market volatility and shifting sector dynamics. Key contributors included select technology and energy holdings, while certain positions in health care and financials detracted. Overall, the Fund’s disciplined approach to portfolio construction and active management helped navigate a complex market environment, though net results for shareholders were below the benchmark for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index
11/15	$10,000	$10,000
11/16	$10,661	$10,806
11/17	$13,145	$13,277
11/18	$14,128	$14,111
11/19	$16,188	$16,384
11/20	$17,987	$19,244
11/21	$21,977	$24,617
11/22	$20,684	$22,350
11/23	$22,696	$25,443
11/24	$30,169	$34,066
11/25	$34,412	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	14.07%	13.86%	13.15%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 191,629,805
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 997,470
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,629,805
# of Portfolio Holdings	51
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net)	$997,470

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	33.5%
Financials	13.1%
Communication Services	12.2%
Health Care	11.4%
Consumer Discretionary	9.3%
Industrials	8.9%
Consumer Staples	4.2%
Utilities	2.7%
Energy	2.1%
Real Estate	1.3%
Materials	1.1%
Short-Term Investments	0.4%
Other assets less liabilities	-0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$15,025,986	7.8%
NVIDIA Corp.	$14,105,838	7.4%
Apple, Inc.	$10,857,861	5.7%
Alphabet, Inc. - Class C	$9,714,042	5.1%
Amazon.com, Inc.	$9,652,043	5.0%
Broadcom, Inc.	$7,976,190	4.2%
Meta Platforms, Inc. - Class A	$6,503,474	3.4%
JPMorgan Chase & Co.	$5,767,873	3.0%
Visa, Inc. - Class A	$5,475,117	2.9%
Charles Schwab Corp. (The)	$4,311,111	2.2%
Total	$89,389,535	46.7%

Material Fund Change [Text Block]
C000027654
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class A
Trading Symbol	ADGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.11%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges. The Fund’s results reflected a combination of positive sector allocation decisions, which contributed to relative performance, and stock selection challenges, which offset much of that benefit. Throughout the year, the Fund experienced periods of both outperformance and underperformance versus the benchmark, driven by market volatility and shifting sector dynamics. Key contributors included select technology and energy holdings, while certain positions in health care and financials detracted. Overall, the Fund’s disciplined approach to portfolio construction and active management helped navigate a complex market environment, though net results for shareholders were below the benchmark for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index
11/15	$9,576	$10,000
11/16	$10,179	$10,806
11/17	$12,524	$13,277
11/18	$13,425	$14,111
11/19	$15,345	$16,384
11/20	$17,010	$19,244
11/21	$20,737	$24,617
11/22	$19,461	$22,350
11/23	$21,302	$25,443
11/24	$28,246	$34,066
11/25	$32,131	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	13.75%	13.56%	12.87%
Class A (with sales charges)	8.93%	12.58%	12.38%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 191,629,805
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 997,470
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,629,805
# of Portfolio Holdings	51
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net)	$997,470

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	33.5%
Financials	13.1%
Communication Services	12.2%
Health Care	11.4%
Consumer Discretionary	9.3%
Industrials	8.9%
Consumer Staples	4.2%
Utilities	2.7%
Energy	2.1%
Real Estate	1.3%
Materials	1.1%
Short-Term Investments	0.4%
Other assets less liabilities	-0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$15,025,986	7.8%
NVIDIA Corp.	$14,105,838	7.4%
Apple, Inc.	$10,857,861	5.7%
Alphabet, Inc. - Class C	$9,714,042	5.1%
Amazon.com, Inc.	$9,652,043	5.0%
Broadcom, Inc.	$7,976,190	4.2%
Meta Platforms, Inc. - Class A	$6,503,474	3.4%
JPMorgan Chase & Co.	$5,767,873	3.0%
Visa, Inc. - Class A	$5,475,117	2.9%
Charles Schwab Corp. (The)	$4,311,111	2.2%
Total	$89,389,535	46.7%

Material Fund Change [Text Block]
C000027656
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class C
Trading Symbol	ADGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.86%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges. The Fund’s results reflected a combination of positive sector allocation decisions, which contributed to relative performance, and stock selection challenges, which offset much of that benefit. Throughout the year, the Fund experienced periods of both outperformance and underperformance versus the benchmark, driven by market volatility and shifting sector dynamics. Key contributors included select technology and energy holdings, while certain positions in health care and financials detracted. Overall, the Fund’s disciplined approach to portfolio construction and active management helped navigate a complex market environment, though net results for shareholders were below the benchmark for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index
11/15	$10,000	$10,000
11/16	$10,548	$10,806
11/17	$12,882	$13,277
11/18	$13,708	$14,111
11/19	$15,547	$16,384
11/20	$17,108	$19,244
11/21	$20,695	$24,617
11/22	$19,273	$22,350
11/23	$20,950	$25,443
11/24	$27,570	$34,066
11/25	$31,125	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	12.89%	12.72%	12.02%
Class C (with sales charges)	11.91%	12.72%	12.02%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 191,629,805
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 997,470
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,629,805
# of Portfolio Holdings	51
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net)	$997,470

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	33.5%
Financials	13.1%
Communication Services	12.2%
Health Care	11.4%
Consumer Discretionary	9.3%
Industrials	8.9%
Consumer Staples	4.2%
Utilities	2.7%
Energy	2.1%
Real Estate	1.3%
Materials	1.1%
Short-Term Investments	0.4%
Other assets less liabilities	-0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$15,025,986	7.8%
NVIDIA Corp.	$14,105,838	7.4%
Apple, Inc.	$10,857,861	5.7%
Alphabet, Inc. - Class C	$9,714,042	5.1%
Amazon.com, Inc.	$9,652,043	5.0%
Broadcom, Inc.	$7,976,190	4.2%
Meta Platforms, Inc. - Class A	$6,503,474	3.4%
JPMorgan Chase & Co.	$5,767,873	3.0%
Visa, Inc. - Class A	$5,475,117	2.9%
Charles Schwab Corp. (The)	$4,311,111	2.2%
Total	$89,389,535	46.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At meetings held on August 5-6, 2025, the Board of Directors approved a reverse share split for Class C Shares of the Fund. The reverse share split was completed on October 20, 2025, resulting in a 1 for 1.6213 ratio. For more information on the reverse share split, please see the supplement to the Fund's statutory prospectus dated August 7, 2025.

C000027659
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class I
Trading Symbol	ADGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges. The Fund’s results reflected a combination of positive sector allocation decisions, which contributed to relative performance, and stock selection challenges, which offset much of that benefit. Throughout the year, the Fund experienced periods of both outperformance and underperformance versus the benchmark, driven by market volatility and shifting sector dynamics. Key contributors included select technology and energy holdings, while certain positions in health care and financials detracted. Overall, the Fund’s disciplined approach to portfolio construction and active management helped navigate a complex market environment, though net results for shareholders were below the benchmark for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index
11/15	$10,000	$10,000
11/16	$10,660	$10,806
11/17	$13,150	$13,277
11/18	$14,140	$14,111
11/19	$16,199	$16,384
11/20	$18,007	$19,244
11/21	$22,021	$24,617
11/22	$20,722	$22,350
11/23	$22,744	$25,443
11/24	$30,242	$34,066
11/25	$34,509	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	14.11%	13.89%	13.19%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 191,629,805
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 997,470
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,629,805
# of Portfolio Holdings	51
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net)	$997,470

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	33.5%
Financials	13.1%
Communication Services	12.2%
Health Care	11.4%
Consumer Discretionary	9.3%
Industrials	8.9%
Consumer Staples	4.2%
Utilities	2.7%
Energy	2.1%
Real Estate	1.3%
Materials	1.1%
Short-Term Investments	0.4%
Other assets less liabilities	-0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$15,025,986	7.8%
NVIDIA Corp.	$14,105,838	7.4%
Apple, Inc.	$10,857,861	5.7%
Alphabet, Inc. - Class C	$9,714,042	5.1%
Amazon.com, Inc.	$9,652,043	5.0%
Broadcom, Inc.	$7,976,190	4.2%
Meta Platforms, Inc. - Class A	$6,503,474	3.4%
JPMorgan Chase & Co.	$5,767,873	3.0%
Visa, Inc. - Class A	$5,475,117	2.9%
Charles Schwab Corp. (The)	$4,311,111	2.2%
Total	$89,389,535	46.7%

Material Fund Change [Text Block]
C000135447
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class Z
Trading Symbol	ADGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges. The Fund’s results reflected a combination of positive sector allocation decisions, which contributed to relative performance, and stock selection challenges, which offset much of that benefit. Throughout the year, the Fund experienced periods of both outperformance and underperformance versus the benchmark, driven by market volatility and shifting sector dynamics. Key contributors included select technology and energy holdings, while certain positions in health care and financials detracted. Overall, the Fund’s disciplined approach to portfolio construction and active management helped navigate a complex market environment, though net results for shareholders were below the benchmark for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index
11/15	$10,000	$10,000
11/16	$10,665	$10,806
11/17	$13,168	$13,277
11/18	$14,164	$14,111
11/19	$16,249	$16,384
11/20	$18,064	$19,244
11/21	$22,100	$24,617
11/22	$20,800	$22,350
11/23	$22,840	$25,443
11/24	$30,379	$34,066
11/25	$34,660	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Z	14.09%	13.92%	13.24%
S&P 500 Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 191,629,805
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 997,470
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,629,805
# of Portfolio Holdings	51
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net)	$997,470

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	33.5%
Financials	13.1%
Communication Services	12.2%
Health Care	11.4%
Consumer Discretionary	9.3%
Industrials	8.9%
Consumer Staples	4.2%
Utilities	2.7%
Energy	2.1%
Real Estate	1.3%
Materials	1.1%
Short-Term Investments	0.4%
Other assets less liabilities	-0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$15,025,986	7.8%
NVIDIA Corp.	$14,105,838	7.4%
Apple, Inc.	$10,857,861	5.7%
Alphabet, Inc. - Class C	$9,714,042	5.1%
Amazon.com, Inc.	$9,652,043	5.0%
Broadcom, Inc.	$7,976,190	4.2%
Meta Platforms, Inc. - Class A	$6,503,474	3.4%
JPMorgan Chase & Co.	$5,767,873	3.0%
Visa, Inc. - Class A	$5,475,117	2.9%
Charles Schwab Corp. (The)	$4,311,111	2.2%
Total	$89,389,535	46.7%

Material Fund Change [Text Block]